Contract Assets, Net and Contract Liabilities	12 Months Ended
Mar. 31, 2026
Contract Assets, Net and Contract Liabilities [Abstract]
CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

NOTE 12 — CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

Contract assets, net consisted of the following:

	March 31,
	2026	2025
Contract assets, gross	$—	$197,435
Less: allowance for expected credit loss	—	(270)
Total	$—	$197,165

The movement of contract assets, gross is as follows:

	March 31,
	2026	2025
Balance at beginning of the year	$197,435	$—
Amounts reclassified to accounts receivable upon billing	(197,435)	—
Additions	—	197,435
Total	$—	$197,435

The movement of allowances for expected credit loss is as follow:

	March 31,
	2026	2025
Balance at beginning of the year	$(270)	$—
Reversal (Provision)	270	(270)
Ending balance	$—	$(270)

Contract liabilities are recognized when the Company receives initial deposits from customers. Contract liabilities will be recognized as revenue when promised services are provided. The Company’s contract liabilities are generally recognized as revenue within one year.

The movement of contract liabilities is as follows:

	March 31,
	2026	2025
Balance at beginning of the year	$200,911	$196,515
Additions	482,372	200,911
Acquisition of a subsidiary	1,741,094	—
Recognized to revenue during the year	(662,758)	(196,515)
Ending balance	$1,761,619	$200,911